Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Schedule of Contractual Maturities of Financial Liabilities

The Company manages liquidity risk by continuously monitoring actual and forecast cash flows and matching the maturity profiles of financial assets and liabilities. Surplus funds are generally only invested in short term bank deposits.

		Less than 6 months $	6 – 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Over 5 years $	Total contractual cashflows $	Carrying amount of liabilities $
Financial Liabilities
Trade & other payables	2025	17,971,783	-	-	-	-	17,971,783	17,971,783
Funding from related party	2025	5,854,852	-	-	-	-	5,854,852	5,854,852
Trade & other payables	2024	13,226,525	-	-	-	-	13,226,525	13,226,525
Funding from related party	2024	4,268,857	-	-	-	-	4,268,857	4,268,857
Total	2025	23,826,635	-	-	-	-	23,826,635	23,826,635
	2024	17,495,382	-	-	-	-	17,495,382	17,495,382

Schedule of Financial Assets and Liabilities Recorded in the Financial Statements

Set out below is an overview of financial assets and liabilities recorded in the consolidated financial statements held by the Group as at 30 June 2025:

	Level 1	Level 2	Level 3	Total
	$		$	$
Financial assets
Investment in equity-accounted joint venture	-	-	107,856,418	107,856,418
Total assets recognised at fair value	-	-	107,856,418	107,856,418

Financial liabilities
Warrants liability	3,529,803	-	37,389,320	40,919,123
Total liabilities recognised at fair value	3,529,803	-	37,389,320	40,919,123

Set out below is an overview of financial assets and liabilities recorded in the consolidated financial statements held by the Group as at 30 June 2024:

	Level 1	Level 2	Level 3	Total
	$		$	$
Financial assets
Investment in equity-accounted joint venture	-	-	5,000,000	5,000,000
Total assets recognised at fair value	-	-	5,000,000	5,000,000

Financial liabilities
Warrants liability	2,340,413	-	35,523,651	37,864,064
Total liabilities recognised at fair value	2,340,413	-	35,523,651	37,864,064

Schedule of Financial Instruments, Other than Cash and Short-Term Deposits

Set out below is an overview of financial instruments, other than cash and short-term deposits, held by the Group as at 30 June 2025:

		Fair value
	At amortised cost	Through profit or loss	Through other comprehensive income
	$	$	$
Financial assets
Trade and other receivables	47,894	-	-
Total current assets	47,894	-	-

Restricted cash	15,470,178	-	-
Total non-current assets	15,470,178	-	-

Total assets	15,518,072	-	-

Financial liabilities
Trade and other payables	17,971,783	-	-
Funding from related party	5,854,852	-	-
Warrants liability	40,919,123	-	-
Total current liabilities	64,745,758	-	-

Offtake prepayment	15,000,000	-	-
Total non-current liabilities	15,000,000	-	-

Total liabilities	79,745,758	-	-

Set out below is an overview of financial instruments, other than cash and short-term deposits, held by the Group as at 30 June 2024:

		Fair value
	At amortised cost	Through profit or loss	Through other comprehensive income
	$	$	$
Financial assets
Trade and other receivables	837,930	-	-
Total current assets	837,930	-	-

Restricted cash	15,020,679	-	-
Total non-current assets	15,020,679	-	-

Total assets	15,858,609	-	-

Financial liabilities
Trade and other payables	13,226,525	-	-
Funding from related party	4,268,857	-	-
Warrants liability	-	37,864,064	-
Total current liabilities	17,495,382	37,864,064	-

Offtake prepayment	15,000,000	-	-
Total non-current liabilities	15,000,000	-	-

Total liabilities	32,495,382	37,864,064	-